Acquisitions and Divestitures - Acquistions Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Apr. 27, 2018 USD ($)	Apr. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets				10 years 8 months 19 days
Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets				11 years 8 months 27 days
STAT-Dx
Business Acquisition [Line Items]
Cash consideration paid	$ 148,780	$ 148,780
Potential contingent payments	44,300			$ 44,300
Fair value of contingent consideration	$ 37,377	$ 36,751
Acquisition-related costs				$ 7,100
STAT-Dx | Developed Technology
Business Acquisition [Line Items]
Weighted average amortization period for intangible assets				10 years
STAT-Dx | General and Administrative, Restructuring, Integration and Other
Business Acquisition [Line Items]
Acquisition-related costs				$ 4,800
STAT-Dx | Cost of Sales
Business Acquisition [Line Items]
Acquisition-related costs				$ 2,300
STAT-Dx | Discount Rate | Minimum
Business Acquisition [Line Items]
Measurement input	0.065			0.065
STAT-Dx | Discount Rate | Maximum
Business Acquisition [Line Items]
Measurement input	0.069			0.069
Other 2018 Acquisition
Business Acquisition [Line Items]
Gain on revaluation in connection with acquisition of remaining minority interest			$ 4,800